Document and Entity Information	Apr. 11, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 11, 2023
Entity Registrant Name	TIO TECH A
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40317
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Unter den Linden 21
Entity Address, Postal Zip Code	10117
Entity Address, City or Town	Berlin
Entity Address, Country	DE
Country Region	49
City Area Code	30
Local Phone Number	2092 4040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001846163
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, andone-thirdof one redeemable warrant
Trading Symbol	TIOAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TIOA
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	TIOAW
Security Exchange Name	NASDAQ